ALLIANCE MONEY RESERVES


ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)


STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD            VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-50.6%
          AKZO NOBEL, INC.
$ 5,000   4/14/98                                 5.75%    $     4,917,743
          ASSET BACKED CAPITAL
  5,000   2/17/98 (a)                             5.60           4,963,444
          ASSOCIATES CORP. OF NORTH AMERICA
 15,000   2/27/98                                 5.60          14,867,000
 10,000   3/16/98                                 5.74           9,882,011
 10,000   1/02/98                                 6.75           9,998,125
          BAA PLC
  4,463   2/04/98                                 5.57           4,439,522
  6,000   3/20/98                                 5.59           5,927,330
  7,000   4/06/98                                 5.59           6,893,785
  9,666   3/03/98                                 5.60           9,574,280
          BANCO DE SANTANDER P.R.
  5,000   3/16/98                                 5.76           4,940,800
          BANQUE CAISSE D'EPARGNE
  7,400   4/20/98                                 5.63           7,271,616
          BBV FINANCE DELAWARE, INC.
  9,000   3/20/98                                 5.57           8,891,385
  19,000  5/01/98                                 5.58          18,646,600
          BHF FINANCE DELAWARE, INC.
  5,000   1/15/98                                 5.54           4,989,228
          BIL NORTH AMERICA, INC.
  12,000  3/11/98                                 5.62          11,867,980
  5,000   3/16/98                                 5.68           4,941,108
          CAISSE CENTRALE JARDINS DU QUEBEC
  4,000   4/23/98                                 5.58           3,930,560
  2,000   5/15/98                                 5.60           1,958,311
  7,000   3/18/98                                 5.74           6,915,176
          CAISSE D'AMORTISSEMENT
  3,000   7/10/98                                 5.60           2,911,333
          CAISSE DES DEPOTS ET CONSIGNATIONS
 15,000   3/18/98                                 5.74          14,818,233
          CENTAURI CORP. USA
  4,350   3/05/98 (a)                             5.60           4,307,370
          CHIAO TUNG BANK CO., LTD.
  4,000   1/16/98                                 5.60           3,990,667
  5,000   2/25/98                                 5.63           4,956,993
          COMMERZBANK
 40,000   1/29/98                                 5.90          39,816,444
          CS FIRST BOSTON
 16,000   2/19/98                                 5.71          15,875,649
 10,000   3/18/98                                 5.75           9,878,611
          DRESDNER BANK
 40,000   2/25/98                                 5.74          39,649,222
          FORD MOTOR CREDIT CORP.
 20,000   3/19/98                                 5.65          19,755,739
          GENERAL ELECTRIC CAPITAL CORP.
 15,000   2/09/98                                 5.56          14,909,650
  5,000   3/26/98                                 5.57           4,935,017
 10,000   3/18/98                                 5.67           9,880,300
          GENERAL RE CORP.
 20,000   3/27/98                                 5.76          19,728,000
          GENERALE BANK
  5,000   3/05/98                                 5.57           4,951,263
          HENKEL CORP.
  6,500   3/10/98                                 5.61           6,431,122
  9,500   2/03/98                                 5.62           9,451,059
          IMI FUNDING CORP. (USA)
  6,000   2/10/98                                 5.55           5,963,000
  8,000   2/27/98                                 5.57           7,929,446
  4,061   3/31/98                                 5.57           4,005,079
  5,731   3/16/98                                 5.61           5,664,912
  5,000   1/02/98                                 5.63           4,999,218
  5,000   6/08/98                                 5.63           4,874,917
          INTERNATIONAL NEDERLAND BANK
  5,000   3/18/98                                 5.75           4,939,306
  5,000   3/31/98                                 5.77           4,928,676
 25,000   3/09/98                                 5.80          24,730,139
          JES DEVELOPMENTS, INC.
 10,000   2/02/98 (a)                             6.00           9,946,667
          MERRILL LYNCH & CO., INC.
 11,000   1/14/98                                 5.85          10,976,763
          MORGAN STANLEY GROUP, INC.
  5,000   3/11/98                                 5.62           4,944,896
 23,000   2/23/98                                 5.70          22,806,992
 20,000   2/25/98                                 5.75          19,824,305
          NATIONAL CITY BANK
 10,000   2/13/98                                 5.85           9,930,125
          ROSE FUNDING
 11,100   2/03/98 (a)                             5.67          11,042,308
          SIGMA FINANCE, INC.
  6,000   3/05/98 (a)                             5.62           5,940,990


1


STATEMENT OF NET ASSETS (CONTINUED)                     ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD           VALUE
-------------------------------------------------------------------------------
          TEXACO, INC.
$10,000   3/12/98                                 5.66%     $    9,888,194
          TORONTO DOMINION HOLDINGS
  5,000   4/06/98                                 5.56           4,926,639

          Total Commercial Paper
          (amortized cost $550,325,248)                        550,325,248

          BANK OBLIGATIONS-20.3%
          ABBEY NATIONAL
  5,000   5.88%, 3/25/98 FRN                      5.98           4,999,293
          BANKERS TRUST
 25,000   6.03%, 2/19/98 FRN                      6.03          25,000,000
 15,000   6.06%, 2/17/98 FRN                      6.06          15,000,000
          BAYERISCHE LANDESBANK
 25,000   5.87%, 10/02/98 FRN                     5.86          25,000,000
          BAYERISCHE VEREINSBANK
 30,000   5.88%, 6/30/98 FRN                      5.94          29,991,388
          DEUTSCHE BANK
 28,000   5.61%, 7/01/98 FRN                      5.71          27,986,525
          FCC NATIONAL BANK OF CHICAGO
 20,000   6.00%, 3/25/98                          5.72          20,002,656
          LASALLE NATIONAL BANK
 15,000   5.72%, 6/30/98                          5.72          15,000,000
          MORGAN GUARANTY TRUST CO.
 19,000   5.96%, 6/22/98                          5.99          18,997,006
          ROYAL BANK OF CANADA
 13,000   6.01%, 9/30/98 FRN                      6.01          13,000,000
          SMM TRUST
 10,000   5.91%, 12/16/98 FRN (a)                 5.91          10,000,000
 15,000   6.00%, 12/14/98 FRN (a)                 6.00          15,000,000

          Total Bank Obligations
          (amortized cost $219,976,868)                        219,976,868

          CERTIFICATES OF DEPOSIT-13.1%
          ABN AMRO
  7,000   6.19%, 4/22/98                          5.82           7,002,622
          BANK OF MONTREAL
 19,000   5.87%, 8/31/98                          5.86          18,988,221
          BANQUE NATIONALE DE PARIS
  2,760   5.78%, 2/04/98                          5.92           2,758,843
          CANADIAN IMPERIAL BANK OF COMMERCE
 20,000   5.80%, 3/31/98                          5.80          20,000,000
 20,000   5.81%, 3/17/98                          5.81          20,000,000
          CREDIT AGRICOLE
  4,000   5.68%, 2/02/98                          5.75           3,999,855
  7,000   5.99%, 6/16/98                          5.86           7,001,395
          DEUTSCHE BANK
 13,000   5.95%, 10/21/98                         6.00          12,995,013
          HESSISCHE LANDESBANK
  5,000   5.94%, 6/19/98                          5.86           4,999,951
 11,000   6.13%, 4/07/98                          6.25          10,996,690
          MORGAN GUARANTY TRUST CO.
  6,000   5.81%, 3/30/98                          5.79           6,000,246
          NORINCHUKIN BANK
 10,000   5.75%, 1/20/98                          5.74          10,000,052
          SOCIETE GENERALE N.A., INC.
 10,000   5.69%, 3/19/98                          5.70           9,999,037
          WESTPAC BANKING CORP.
  7,000   6.22%, 4/07/98                          5.82           7,002,525

          Total Certificates of Deposit
          (amortized cost $141,744,450)                        141,744,450

          CORPORATE OBLIGATIONS-8.8%
          ALLSTATE LIFE INSURANCE
          FUNDING AGREEMENT
 20,000   6.00%, 8/31/98 FRN (b)                  6.00          20,000,000
          GENERAL AMERICAN FUNDING CORP.
 26,000   5.89%, 7/10/98 FRN                      5.89          26,000,000
          GENERAL ELECTRIC CAPITAL CORP.
 10,000   5.65%, 1/05/98 FRN                      5.61          10,000,000
          MERRILL LYNCH & CO., INC.
  6,000   5.66%, 3/16/98                          5.74           5,999,884
  8,000   5.71%, 1/29/98 FRN                      5.73           7,999,880
  8,000   5.76%, 1/22/98 FRN                      5.80           7,999,888
  8,000   5.88%, 8/26/98                          5.90           8,000,000
          TRAVELERS LIFE FUNDING AGREEMENT
 10,000   5.70%, 10/21/98 FRN (b)                 5.70          10,000,000

          Total Corporate Obligations
          (amortized cost $95,999,652)                          95,999,652


2


                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY#                              YIELD               VALUE
-------------------------------------------------------------------------------
          PROMISSORY NOTES-4.7%
          GOLDMAN SACHS GROUP LP
$20,000   5.75%, 4/13/98                          5.75%     $   20,000,000
  7,500   5.76%, 2/09/98 FRN                      5.76           7,500,000
 23,000   5.88%, 5/27/98                          5.88          23,000,000

          Total Promissory Notes
          (amortized cost $50,500,000)                          50,500,000

          U.S. GOVERNMENT & AGENCY
          OBLIGATIONS-1.8%
          FEDERAL FARM CREDIT BANK
 10,000   5.53%, 8/03/98 FRN                      5.58           9,997,248
          FEDERAL NATIONAL MORTGAGE ASSN.
 10,000   5.94%, 11/04/98                         6.03           9,993,084

          Total U.S. Government &
          Agency Obligations
          (amortized cost $19,990,332)                          19,990,332

          TIME DEPOSIT-0.2%
          WEST DEUTSCHE LANDESBANK
  2,600   6.75%, 1/02/98
          (amortized cost $2,600,000)             6.75           2,600,000

          TOTAL INVESTMENTS-99.5%
            (amortized cost $1,081,136,550)                  1,081,136,550
          Other assets less liabilities-0.5%                     5,669,926

          NET ASSETS-100%
          (offering and redemption price
          of $1.00 per share;
          1,087,996,641 shares outstanding)                 $1,086,806,476


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At December 31, 1997, these securities amounted to $61,200,779, representing 5.6% of net assets.

(b)  Illiquid securities, valued at fair market value (see Note A).

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)          ALLIANCE MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                      $   31,584,094

EXPENSES
  Advisory fee (Note B)                       $    2,755,331
  Distribution assistance and
    administrative service (Note C)                1,738,223
  Transfer agency (Note B)                           683,126
  Registration fees                                  282,223
  Custodian fees                                     114,157
  Printing                                            58,112
  Audit and legal fees                                14,840
  Trustees' fees                                       5,461
  Miscellaneous                                        8,688
  Total expenses                                   5,660,161
  Less: expense reimbursement                       (149,499)
  Net expenses                                                       5,510,662
  Net investment income                                             26,073,432

REALIZED LOSS ON INVESTMENTS
  Net realized loss on
    investment transactions                                               (190)

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $   26,073,242


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS                      ALLIANCE MONEY RESERVES
_______________________________________________________________________________

                                             SIX MONTHS ENDED
                                              DEC. 31, 1997       YEAR ENDED
                                               (UNAUDITED)       JUNE 30,1997
                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income                       $   26,073,432    $   40,995,145
  Net realized gain (loss) on
    investment transactions                             (190)            1,959
  Net increase in net assets
    from operations                               26,073,242        40,997,104

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (26,073,432)      (40,995,145)

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
  Net increase (Note E)                           76,043,464       256,174,217
  Total increase                                  76,043,274       256,176,176

NET ASSETS
  Beginning of period                          1,010,763,202       754,587,026
  End of period                               $1,086,806,476    $1,010,763,202


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Illiquid securities containing unconditional par puts are valued at par.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1997, the reimbursement amounted to $149,499.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $374,873 for the six months ended December 31, 1997.


NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $1,377,665. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $360,558 of which $68,000 was paid to the Adviser.


6


                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $1,189,975 of which $595,606 expires in the year 1999, $72,812 expires in the year 2001, $64,655 expires in the year 2002 and $456,902 expires in the year 2003.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1997, capital paid-in aggregated $1,087,996,641. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED     YEAR ENDED
                                              DEC. 31, 1997        JUNE 30,
                                               (UNAUDITED)          1997
                                             ----------------  ----------------
Shares sold                                    2,313,216,559     2,835,564,705
Shares issued on reinvestments of dividends       26,073,432        40,995,145
Shares redeemed                               (2,263,246,527)   (2,620,385,633)
Net increase                                      76,043,464       256,174,217


7


FINANCIAL HIGHLIGHTS                                    ALLIANCE MONEY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                              ENDED
                                             DEC. 31,                           YEAR ENDED JUNE 30,
                                               1997      ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .024         .045         .047         .045         .025         .027

LESS: DIVIDENDS
Dividends from net investment income           (.024)       (.045)       (.047)       (.045)       (.025)       (.027)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.78%(c)     4.64%        4.81%        4.50%        2.57%        2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $1,087       $1,011         $755       $2,510       $1,795       $1,626
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers
    and reimbursements                          1.03%(c)     1.06%        1.00%        1.04%        1.09%        1.04%
  Net investment income (a)                     4.73%(c)     4.55%        4.80%        4.53%        2.55%        2.67%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


8


ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 6 #
For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONSR